UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

2011

Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2011

Al Frank Funds
85 Argonaut, Suite 220
Aliso Viejo, CA 92656
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
85 Argonaut, Suite 220, Aliso Viejo, CA 92656
alfrankfunds.com

Dear Shareholders,

For the six-month period ending June 30, 2011, the Al Frank Fund (VALUX) had a return of 5.24% while the Al Frank Dividend Value Fund (VALDX) had a return of 4.25%.  Though these figures trail the 6.02% return of the S&P 500® Index and the 6.35% total return of the Russell 3000® Index, we note that the value-priced stocks that we favor have had a more difficult go of it this year than their growth-focused rivals.  In fact, the value component of the Russell 3000® Index showed a more modest return of 5.74% while the growth component turned in a return of 6.98% for the first six months of 2011.

While we will continue with the semi-annual review in a moment, we cannot ignore the tremendous volatility seen in the equity markets as we pen these comments on August 15. Incredibly, over the first six trading sessions of this month, our benchmark Russell 3000® Index plunged by more than 14%, before a strong rebound cut those losses in half over the ensuing five trading sessions. No doubt, there will be plenty more drama by the time this report makes its way to shareholders.

Looking at the recent events, investor skittishness was running high after Congress and the White House engaged in a monumental game of chicken over raising the debt-ceiling and taking steps to address the massive $14 trillion deficit. The resultant watered-down ‘bi-partisan’ agreement led to a downgrade of the U.S. AAA credit rating by Standard & Poor’s, which was really what triggered the big selloff. Of course, the state of affairs across Europe also spooked the markets, with Spain and Italy having grabbed the troubled baton from Greece and Portugal. And concerns about slowing emerging market growth and a couple of disappointing economic statistics released here at home didn’t help matters.

While our experience tells us that there is no certainty that a bottom has been put in and we are running with slightly elevated cash positions in both of our Funds to take advantage of future individual stock opportunities that may present themselves, even if the major market averages do not breach the recent intra-day lows, the tune we’ve been whistling has not changed. We are still of the mind that with…

1) Interest rates at extremely low levels (the yield on the 10-Year Treasury is at 2.3%, meaning that if inflation over the next ten years averages 3% as it has over the long run, investors who hold to maturity are likely to see negative real returns),

2) Dividend payouts comparatively high (the yield based on dividends to be paid over the next 12 months on the Russell 3000® Index is now 2.2%, with the forward yield on the value-component of the index, the Russell 3000® Value Index, standing at 2.8%),

3) Strong corporate profit growth (as of Aug. 11, Standard & Poor’s estimates that EPS on its broad-based S&P 500® Index is expected to increase from $83.77 in 2010 to $98.94 in 2011 to $113.47 in 2012),

4) Balance sheets remaining healthy (non-financial companies in the S&P 500® Index were holding $1.1 trillion in cash and short-term investments at the end of the first quarter, up from $963 billion at the end of the year, according to Standard & Poor’s),

5) Equity valuations more than reasonable (the S&P 500® Index is presently trading around 11 times the forward earnings estimate of $105.92),

6) The economy muddling along with the consensus forecast (2.2% for Q3 2011; 2.5% for Q4 2011; 2.4% for Q1 2012 and 2.9% for Q4 2012, according to Blue Chip Economic Indicators) not suggesting that we will slip back into recession, and

7) The Federal Reserve likely to keep the federal funds rate at exceptionally low levels at least through mid-2013,

…we think that long-term oriented folks should be looking to add to their equity holdings.

*****
The first six months of 2011 were not without their own share of drama, what with the ‘Arab Spring’ beginning with the resignation of Egyptian President Hosni Mubarak in February, the calamitous earthquake and tsunami devastating Japan in March, disastrous tornadoes striking the South and Midwest in May and the European Sovereign Debt situation playing out throughout the period. Nevertheless, stocks were generally able to climb this so-called ‘Wall of Worry’ as a combination of strong corporate profits, extremely low interest rates, an accommodative Federal Reserve and the weak dollar (conditions that still persist) helped to maintain decent investor enthusiasm toward equities.

Al Frank Fund
COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.11
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	32.51%	32.86%	32.37%	30.69%
5 years	1.13%	1.41%	3.35%	2.94%
10 years	6.90%	N/A	3.44%	2.72%
Since 1.2.98 inception	10.24%	0.13%	4.56%	4.09%

* Commencement of operations on April 30, 2006.
Total Annual Fund Operating Expenses: Investor Class - 1.67%; Advisor Class - 1.42%
Net Annual Fund Operating Expenses: Investor Class - 1.50%; Advisor Class - 1.25%
The advisor has contractually agreed to waive fees through April 30, 2012. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION

Actual performance of investors will vary
depending on the timing of their investments in
the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable
sales charge or redemption fees. This chart
does not imply any future performance.

Al Frank Dividend Value Fund
COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.11
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	27.14%	27.39%	32.37%	30.69%
5 years	1.03%	1.26%	3.35%	2.94%
Since 9.30.04 inception	4.45%	0.45%	5.37%	4.67%

* Commencement of operations on April 30, 2006.
Total Annual Fund Operating Expenses: Investor Class - 2.36%; Advisor Class - 2.11%
Net Annual Fund Operating Expenses: Investor Class - 1.99%; Advisor Class - 1.74%
The advisor has contractually agreed to waive fees through April 30, 2012. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION

Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart
does not imply any future performance.

We know that we will not always be able to outperform the benchmarks in the short run, especially as our focus is always on the long-term prospects of the Funds and the stocks contained therein. As such, we remain pleased with our long-term performance comparisons. For example, Al Frank Fund has enjoyed a 10.24% annualized rate of return since its inception on January 2, 1998, compared to a 4.56% annualized return for the Russell 3000® Index. Al Frank Dividend Value Fund, with its emphasis on generally less-volatile dividend-paying stocks has had a 4.45% annualized rate of return since its inception on September 30, 2004, versus a 5.37% annualized return for the Russell 3000® Index.

*****
Remember that both of our Funds are broadly diversified with exposure across nearly all market sectors. Also, as the pie charts below illustrate, we remain very much an all-cap manager, with representation in micro-, small-, mid-, large- and giant-caps. True, we have been shifting more toward larger-cap holdings, given the opportunities presented by the relative inexpensive valuations that were created as a result of small- and mid-cap stocks dramatically outperforming over the past decade, but we have always been equal opportunity stock pickers, free to go where the bargains reside.

The following attribution analysis illustrates some of the reasons why the Al Frank and Al Frank Dividend Value Funds performed as they did during the first half of 2011 relative to the Russell 3000® Index.

During the six month period ending June 30, 2011, the Al Frank Fund benefited from an overweight position and relatively better stock selection within the Energy Minerals, Process Industries and Transportation sectors, while also realizing relatively better returns from better selection within the Health Services and Technology Services sector, and an underweight position within Finance. In descending order of positive contribution, Health Services, Technology Services, Finance, Industrial Services, Energy Minerals, Process Industries and Transportation proved to be the strongest performers among the sector groups.

An overweight position and relatively poor stock selection within the Electronic Technology and Consumer Durables sectors pulled down aggregate portfolio performance. In addition, poor selection in Consumer Staples and Utilities sectors and the performance drag created by our cash position negatively affected relative returns.

The Al Frank Fund’s relatively better stock selection within giant, large and micro-cap names lifted relative performance for the six month period. In addition, our relatively poor stock selection within the mid- and small-cap spaces negatively impacted results.

Looking at specific stocks, the top five dollar gainers in VALUX were Marathon Oil, UnitedHealth Group, National Semiconductor, Aetna and Brightpoint, in that order. On the other side of the ledger, Harbin Electric, Hudson City Bancorp, Cisco Systems, Palomar Medical Tech and STMicroelectronics were the biggest dollar losers.

Al Frank Fund
TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Marathon Oil	1.8%	Electronic Technology	16.7%
2	McKesson	1.4%	Finance	10.7%
3	Norfolk Southern	1.4%	Energy Minerals	9.0%
4	Eaton	1.3%	Health Technology	7.2%
5	BHP Billiton	1.3%	Consumer Durables	6.9%
6	Walt Disney	1.3%	Technology Services	6.4%
7	Anadarko Petroleum	1.3%	Retail Trade	5.4%
8	Freeport-McMoRan Copper & Gold	1.2%	Industrial Services	5.1%
9	UnitedHealth Group	1.2%	Transportation	3.9%
10	Bristow Group	1.2%	Non-Energy Minerals	3.8%
11	Walgreen	1.2%	Distribution Services	3.5%
12	American Software	1.2%	Consumer Non-Durables	3.4%
13	Apache	1.2%	Other	13.0%
14	Exxon Mobil	1.1%	Securities Lending Collateral	3.9%
15	Nippon Telegraph & Telephone	1.1%	Short-Term Investments	4.8%

As of June 30, 2011. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF FUND BY MARKET
CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using FactSet Research Systems

During the six month period ended June 30, 2011, the Al Frank Dividend Value Fund benefited from relatively better stock selection within Technology and Technology Services, while also realizing relatively better returns from an overweight position and relatively better selection within the Energy Minerals and Distribution Services sector. In descending order of positive contribution, Electronic Technology, Technology Services, Energy Minerals, Distribution Services and Producer Manufacturing proved to be the strongest performers during the six-month period.

An overweight position and relatively poor stock selection within the Consumer Durables, Process Industries, Retail Trade and Non-Energy Minerals sectors accounted for all of VALDX’s relative underperformance.

Better stock selection within giant and large-cap names lifted relative performance, while poor selection within the mid-cap space accounted for all of the relative underperformance versus the Russell 3000® Index.

Looking at specific stocks, the top five dollar gainers in VALDX were Marathon Oil, National Semiconductor, Williams Companies, VF Corp and Ericsson, in that order. On the other side of the ledger, Hudson City Bancorp, World Wrestling Entertainment, Aceto Corp, Goldman Sachs, and New York Community Bancorp were the biggest dollar losers.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Marathon Oil	1.9%	Finance	12.4%
2	Eaton	1.6%	Electronic Technology	10.5%
3	Caterpillar	1.6%	Energy Minerals	10.0%
4	Freeport-McMoRan Copper & Gold	1.4%	Health Technology	6.6%
5	McKesson	1.4%	Retail Trade	6.4%
6	Verizon	1.4%	Consumer Durables	5.8%
7	BHP Billiton	1.3%	Technology Services	5.6%
8	Comcast	1.3%	Transportation	4.8%
9	Chevron	1.3%	Non-Energy Minerals	4.8%
10	International Business Machines	1.3%	Consumer Services	4.3%
11	Intel	1.2%	Consumer Non-Durables	4.2%
12	Mattel	1.2%	Process Industries	4.2%
13	Genuine Parts	1.2%	Producer Manufacturing	4.1%
14	E.I. Du Pont de Nemours	1.2%	Other	12.1%
15	Microchip Technology	1.2%	Short-Term Investments	4.2%

As of June 30, 2011. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF FUND BY MARKET
CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using FactSet Research Systems

*****
We pride ourselves on our educational heritage and we are always striving to keep shareholders and prospective shareholders abreast of our thinking. While many are receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings. In fact, we just published on August 15 our latest Special Report titled How We Are Navigating.

All of us at AFAM | Innealta Capital thank you for your continued loyalty and patronage. We appreciate the faith you have shown in us and I am proud to say that I continue to invest my own money right alongside our shareholders in both of our Funds.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus. Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

Diversification does not assure a profit or protect against loss in a declining market.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies.  It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.  The Russell 3000® Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

The Al Frank Funds are distributed by Quasar Distributors, LLC.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2011 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/11– 6/30/11).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,052.40	$7.58
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,053.80	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2011 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,042.50	$10.03
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,043.50	$8.77
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2011 (Unaudited)

Al Frank Fund

at June 30, 2011

Al Frank Dividend Value Fund

at June 30, 2011

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares	COMMON STOCKS: 94.98%	Value
	COMMUNICATIONS: 2.00%
	Major Telecommunications: 2.00%
50,000	Nippon Telegraph & Telephone Corp. – ADR	$1,209,000
25,000	Verizon Communications, Inc.	930,750
	Total Communications (Cost $1,889,120)	2,139,750

	CONSUMER DURABLES: 6.91%
	Automotive Aftermarket: 0.83%
45,000	Cooper Tire & Rubber Co.	890,550

	Electronics/Appliances: 1.39%
10,000	Helen of Troy Ltd. (a) (b)	345,300
14,000	Whirlpool Corp.	1,138,480
		1,483,780
	Homebuilding: 1.28%
43,000	D.R. Horton, Inc.	495,360
12,000	M.D.C. Holdings, Inc.	295,680
28,000	Toll Brothers, Inc. (a)	580,720
		1,371,760
	Recreational Products: 2.48%
70,000	Activision Blizzard, Inc.	817,600
20,000	Hasbro, Inc.	878,600
35,000	Mattel, Inc.	962,150
		2,658,350
	Tools & Hardware: 0.93%
50,000	Briggs & Stratton Corp.	993,000
	Total Consumer Durables (Cost $6,575,692)	7,397,440

	CONSUMER NON-DURABLES: 3.37%
	Apparel/Footwear: 0.63%
40,000	Delta Apparel, Inc. (a)	680,000

	Food: Major Diversified: 0.89%
27,000	Kraft Foods, Inc. – Class A	951,210

	Food: Meat/Fish/Dairy: 0.85%
47,000	Tyson Foods, Inc. – Class A	912,740

	Tobacco: 1.00%
16,000	Philip Morris International Inc.	1,068,320
	Total Consumer Non-Durables (Cost $2,273,316)	3,612,270

	CONSUMER SERVICES: 3.22%
	Cable/Satellite TV: 1.00%
42,000	Comcast Corp. – Class A	1,064,280

	Casinos/Gaming: 0.49%
30,000	International Game Technology	527,400

	Hotels/Resorts/Cruiselines: 0.42%
12,000	Carnival Corp. (b)	451,560

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Media Conglomerates: 1.31%
36,000	Walt Disney Co.	$1,405,440
	Total Consumer Services (Cost $2,677,530)	3,448,680

	DISTRIBUTION SERVICES: 3.55%
	Electronics Distributors: 2.14%
30,000	Avnet, Inc. (a)	956,400
40,000	Ingram Micro, Inc. – Class A (a)	725,600
45,000	Wayside Technology Group, Inc.	610,200
		2,292,200
	Medical Distributors: 1.41%
18,000	McKesson Corp.	1,505,700
	Total Distribution Services (Cost $2,501,940)	3,797,900

	ELECTRONIC TECHNOLOGY: 16.66%
	Aerospace & Defense: 3.75%
40,000	Ducommun, Inc.	822,800
7,000	General Dynamics Corp.	521,640
13,000	L-3 Communications Holdings, Inc.	1,136,850
11,000	Lockheed Martin Corp.	890,670
13,000	Raytheon Co.	648,050
		4,020,010
	Computer Communications: 1.68%
65,000	Cisco Systems, Inc.	1,014,650
60,000	Digi International, Inc. (a)	780,000
		1,794,650
	Computer Peripherals: 1.89%
35,000	Seagate Technology PLC (b)	565,600
26,000	Western Digital Corp. (a)	945,880
50,000	Xyratex Ltd. (a) (b)	513,000
		2,024,480
	Computer Processing Hardware: 1.70%
3,250	Apple Inc. (a)	1,090,928
20,000	Hewlett Packard Co.	728,000
		1,818,928
	Electronic Components: 1.97%
45,000	AVX Corp.	685,800
50,000	Benchmark Electronics, Inc. (a)	825,000
40,000	Vishay Intertechnology, Inc. (a)	601,600
		2,112,400
	Electronic Production Equipment: 0.83%
20,000	Lam Research Corp. (a)	885,600

	Semiconductors: 4.08%
70,000	Alpha & Omega Semiconductor Ltd. (a) (b)	927,500
40,000	Diodes, Inc. (a)	1,044,000
35,000	Intel Corp.	775,600
70,000	Pericom Semiconductor Corp. (a)	625,800
100,000	STMicroelectronics N.V. – ADR (c)	996,000
		4,368,900

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Telecommunications Equipment: 0.76%
45,000	Corning, Inc.	$816,750
	Total Electronic Technology (Cost $13,182,475)	17,841,718

	ENERGY MINERALS: 8.99%
	Integrated Oil: 4.79%
11,000	Chevron Corp.	1,131,240
15,000	Exxon Mobil Corp.	1,220,700
36,000	Marathon Oil Corp.	1,896,480
26,000	Petroleo Brasileiro S.A. – ADR	880,360
		5,128,780
	Oil & Gas Production: 4.20%
18,000	Anadarko Petroleum Corp.	1,381,680
10,000	Apache Corp.	1,233,900
39,500	Chesapeake Energy Corp.	1,172,755
9,000	Devon Energy Corp.	709,290
		4,497,625
	Total Energy Minerals (Cost $5,756,509)	9,626,405

	FINANCE: 10.66%
	Financial Conglomerates: 1.72%
23,200	JPMorgan Chase & Co.	949,808
14,000	Prudential Financial, Inc.	890,260
		1,840,068
	Investment Banks/Brokers: 2.29%
20,000	Ameriprise Financial, Inc.	1,153,600
6,000	Goldman Sachs Group, Inc.	798,540
20,000	NASDAQ OMX Group, Inc. (a)	506,000
		2,458,140
	Life/Health Insurance: 0.61%
15,000	Metlife, Inc.	658,050

	Major Banks: 2.26%
30,000	Bank of New York Mellon Corp.	768,600
30,000	BB&T Corp.	805,200
30,000	Wells Fargo & Co.	841,800
		2,415,600
	Property/Casualty Insurance: 1.56%
15,000	Endurance Specialty Holdings Ltd. (b)	619,950
18,000	Travelers Companies, Inc.	1,050,840
		1,670,790
	Real Estate Investment Trusts: 0.99%
55,000	BioMed Realty Trust, Inc.	1,058,200

	Regional Banks: 0.58%
45,000	TCF Financial Corp.	621,000

	Savings Banks: 0.65%
85,000	Hudson City Bancorp, Inc.	696,150
	Total Finance (Cost $8,703,821)	11,417,998

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	HEALTH SERVICES: 2.27%
	Managed Health Care: 2.27%
26,000	Aetna, Inc.	$1,146,340
25,000	UnitedHealth Group, Inc.	1,289,500
	Total Health Services (Cost $927,152)	2,435,840

	HEALTH TECHNOLOGY: 7.24%
	Medical Specialties: 3.65%
18,000	Baxter International, Inc.	1,074,420
19,000	Covidien PLC (b)	1,011,370
65,168	Palomar Medical Technologies, Inc. (a)	735,095
17,000	Thermo Fisher Scientific, Inc. (a)	1,094,630
		3,915,515
	Pharmaceuticals: Major: 3.59%
20,000	Abbott Laboratories	1,052,400
30,000	Bristol-Myers Squibb Co.	868,800
16,000	Johnson & Johnson	1,064,320
14,000	Novartis AG – ADR	855,540
		3,841,060
	Total Health Technology (Cost $6,181,203)	7,756,575

	INDUSTRIAL SERVICES: 5.10%
	Contract Drilling: 1.12%
17,000	Diamond Offshore Drilling, Inc. (c)	1,196,970

	Engineering & Construction: 1.92%
55,000	Tutor Perini Corp.	1,054,900
22,500	URS Corp. (a)	1,006,650
		2,061,550
	Environmental Services: 0.87%
25,000	Waste Management Inc.	931,750

	Oilfield Services/Equipment: 1.19%
25,000	Bristow Group, Inc.	1,275,500
	Total Industrial Services (Cost $5,647,582)	5,465,770

	NON-ENERGY MINERALS: 3.82%
	Construction Materials: 0.45%
287,000	Smith-Midland Corp. (a) (e)	476,420

	Other Metals/Minerals: 1.32%
15,000	BHP Billiton Ltd. – ADR (c)	1,419,450

	Precious Metals: 2.05%
25,000	Freeport-McMoRan Copper & Gold, Inc.	1,322,500
75,000	Yamana Gold, Inc. (b)	872,250
		2,194,750
	Total Non-Energy Minerals (Cost $2,269,768)	4,090,620

	PROCESS INDUSTRIES: 2.59%
	Agricultural Commodities/Milling: 1.07%
38,000	Archer-Daniels-Midland Co.	1,145,700

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Chemicals: Major Diversified: 0.76%
15,000	E.I. Du Pont de Nemours and Co.	$810,750

	Chemicals: Specialty: 0.76%
20,000	OM Group, Inc. (a)	812,800
	Total Process Industries (Cost $1,333,017)	2,769,250

	PRODUCER MANUFACTURING: 1.34%
	Industrial Machinery: 1.34%
28,000	Eaton Corp.	1,440,600
	Total Producer Manufacturing (Cost $953,929)	1,440,600

	RETAIL TRADE: 5.43%
	Apparel/Footwear Retail: 1.87%
65,000	American Eagle Outfitters, Inc.	828,750
70,000	Stage Stores, Inc.	1,176,000
		2,004,750
	Discount Stores: 0.64%
13,000	Wal-Mart Stores, Inc.	690,820

	Drugstore Chains: 1.19%
30,000	Walgreen Co.	1,273,800

	Home Improvement Chains: 0.85%
25,000	Home Depot, Inc.	905,500

	Specialty Stores: 0.88%
60,000	Staples, Inc.	948,000
	Total Retail Trade (Cost $4,698,125)	5,822,870

	TECHNOLOGY SERVICES: 6.35%
	Information Technology Services: 1.12%
7,000	International Business Machines Corp.	1,200,850

	Internet Software/Services: 1.46%
150,000	United Online, Inc.	904,500
7,500	United Technologies Corp.	663,825
		1,568,325
	Packaged Software: 3.77%
150,500	American Software, Inc. – Class A	1,250,655
85,000	Compuware Corp. (a)	829,600
45,000	Microsoft Corp.	1,170,000
40,000	Symantec Corp. (a)	788,800
		4,039,055
	Total Technology Services (Cost $5,108,376)	6,808,230

	TRANSPORTATION: 3.86%
	Marine Shipping: 2.13%
130,000	Navios Maritime Holdings, Inc. (b) (c)	669,500
15,000	Tidewater, Inc.	807,150
80,000	Tsakos Energy Navigation Ltd. (b)	800,000
		2,276,650

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Railroads: 1.40%
20,000	Norfolk Southern Corp.	$1,498,600

	Trucking: 0.33%
15,000	Arkansas Best Corp.	355,950
	Total Transportation (Cost $2,775,494)	4,131,200

	UTILITIES: 1.62%
	Electric Utilities: 1.62%
20,000	DTE Energy Co.	1,000,400
19,000	Edison International	736,250
	Total Utilities (Cost $1,485,991)	1,736,650
	Total Common Stocks (Cost $74,941,040)	101,739,766

	SHORT-TERM INVESTMENTS: 4.80%
	Money Market Funds: 4.80%
292,073	Invesco STIT-STIC Liquid Assets Portfolio, Institutional Class, 0.00% (d)	292,073
4,851,321	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.00% (d)	4,851,321
	Total Money Market Funds (Cost $5,143,394)	5,143,394

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 3.88%
4,152,185	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.00% (d) (Cost $4,152,185)	4,152,185

	Total Investments (Cost $84,236,619): 103.66%	111,035,345
	Liabilities in Excess of Other Assets: (3.66)%	(3,916,887)
	Net Assets: 100.00%	$107,118,458

ADR – American Depositary Receipt
(a)Non-income producing security.
(b)U.S. traded security of a foreign issuer.
(c)All or a portion of this security is on loan.  Total loaned securities had a market value of $4,070,770 at June 30, 2011.  See Note 9 in Notes to Financial Statements.
(d)Rate shown is the 7-day yield as of June 30, 2011.
(e)Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.  See Note 5 in the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares	COMMON STOCKS: 95.82%	Value
	COMMUNICATIONS: 2.48%
	Major Telecommunications: 2.48%
8,000	Nippon Telegraph & Telephone Corp. – ADR	$193,440
6,700	Verizon Communications, Inc.	249,441
	Total Communications (Cost $374,461)	442,881

	CONSUMER DURABLES: 5.76%
	Automotive Aftermarket: 0.61%
5,500	Cooper Tire & Rubber Co.	108,845

	Electronics/Appliances: 1.05%
2,300	Whirlpool Corp.	187,036

	Homebuilding: 0.90%
6,500	M.D.C. Holdings, Inc.	160,160

	Recreational Products: 2.15%
14,000	Activision Blizzard, Inc.	163,520
8,000	Mattel, Inc.	219,920
		383,440
	Tools & Hardware: 1.05%
9,400	Briggs & Stratton Corp.	186,684
	Total Consumer Durables (Cost $1,025,181)	1,026,165

	CONSUMER NON-DURABLES: 4.18%
	Apparel/Footwear: 1.10%
1,800	VF Corp.	195,408

	Food: Major Diversified: 0.99%
5,000	Kraft Foods, Inc. – Class A	176,150

	Food: Meat/Fish/Dairy: 0.98%
9,000	Tyson Foods, Inc. – Class A	174,780

	Tobacco: 1.11%
2,975	Philip Morris International Inc.	198,641
	Total Consumer Non-Durables (Cost $499,029)	744,979

	CONSUMER SERVICES: 4.32%
	Cable/Satellite TV: 1.28%
9,000	Comcast Corp. – Class A	228,060

	Casinos/Gaming: 0.99%
10,000	International Game Technology	175,800

	Media Conglomerates: 1.09%
5,000	Walt Disney Co.	195,200

	Movies/Entertainment: 0.96%
18,000	World Wrestling Entertainment, Inc. – Class A	171,540
	Total Consumer Services (Cost $724,446)	770,600

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	DISTRIBUTION SERVICES: 3.31%
	Electronics Distributors: 0.68%
9,000	Wayside Technology Group, Inc.	$122,040

	Medical Distributors: 1.41%
3,000	McKesson Corp.	250,950

	Wholesale Distributors: 1.22%
4,000	Genuine Parts Co.	217,600
	Total Distribution Services (Cost $362,001)	590,590

	ELECTRONIC TECHNOLOGY: 10.50%
	Aerospace & Defense: 2.26%
2,300	L-3 Communications Holdings, Inc.	201,135
2,500	Lockheed Martin Corp.	202,425
		403,560
	Computer Communications: 1.05%
12,000	Cisco Systems, Inc.	187,320

	Computer Processing Hardware: 0.72%
3,500	Hewlett Packard Co.	127,400

	Electronic Components: 1.90%
9,700	AVX Corp.	147,828
20,000	DDi Corp.	190,800
		338,628
	Semiconductors: 3.44%
10,000	Intel Corp.	221,600
5,600	Microchip Technology, Inc.	212,296
18,000	STMicroelectronics N.V. – ADR	179,280
		613,176
	Telecommunications Equipment: 1.13%
14,000	Telefonaktiebolaget LM Ericsson – ADR	201,320
	Total Electronic Technology (Cost $1,612,437)	1,871,404

	ENERGY MINERALS: 10.02%
	Integrated Oil: 7.17%
2,200	Chevron Corp.	226,248
3,800	Eni S.p.A. – ADR	180,690
2,400	Exxon Mobil Corp.	195,312
6,500	Marathon Oil Corp.	342,420
4,200	Petroleo Brasileiro S.A. – ADR	142,212
3,300	Total SA – ADR	190,872
		1,277,754
	Oil & Gas Production: 2.85%
1,400	Apache Corp.	172,746
6,000	Chesapeake Energy Corp.	178,140
2,000	Devon Energy Corp.	157,620
		508,506
	Total Energy Minerals (Cost $1,202,641)	1,786,260

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	FINANCE: 12.36%
	Financial Conglomerates: 1.85%
3,700	JPMorgan Chase & Co.	$151,478
2,800	Prudential Financial, Inc.	178,052
		329,530
	Investment Banks/Brokers: 1.83%
3,000	Ameriprise Financial, Inc.	173,040
1,150	Goldman Sachs Group, Inc.	153,054
		326,094
	Major Banks: 1.95%
5,700	Bank of New York Mellon Corp.	146,034
7,500	BB&T Corp.	201,300
		347,334
	Property/Casualty Insurance: 4.07%
5,850	American Financial Group, Inc.	208,786
3,000	Chubb Corp.	187,830
3,300	Endurance Specialty Holdings Ltd. (a)	136,389
3,300	Travelers Companies, Inc.	192,654
		725,659
	Real Estate Investment Trusts: 0.90%
5,800	LTC Properties, Inc.	161,356

	Savings Banks: 1.76%
20,000	Hudson City Bancorp, Inc.	163,800
10,000	New York Community Bancorp, Inc.	149,900
		313,700
	Total Finance (Cost $1,956,933)	2,203,673

	HEALTH SERVICES: 0.99%
	Managed Health Care: 0.99%
4,000	Aetna, Inc.	176,360
	Total Health Services (Cost $178,411)	176,360

	HEALTH TECHNOLOGY: 6.60%
	Medical Specialties: 2.97%
3,500	Baxter International, Inc.	208,915
3,500	Covidien PLC (a)	186,305
3,500	Medtronic, Inc.	134,855
		530,075
	Pharmaceuticals: Major: 3.63%
3,700	Abbott Laboratories	194,694
5,990	Bristol-Myers Squibb Co.	173,470
1,900	Johnson & Johnson	126,388
2,500	Novartis AG – ADR	152,775
		647,327
	Total Health Technology (Cost $984,852)	1,177,402

	INDUSTRIAL SERVICES: 2.81%
	Contract Drilling: 0.91%
2,300	Diamond Offshore Drilling, Inc.	161,943

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Environmental Services: 1.04%
5,000	Waste Management Inc.	$186,350

	Oilfield Services/Equipment: 0.86%
3,000	Bristow Group, Inc.	153,060
	Total Industrial Services (Cost $518,925)	501,353

	NON-ENERGY MINERALS: 4.83%
	Other Metals/Minerals: 1.33%
2,500	BHP Billiton Ltd. – ADR	236,575

	Precious Metals: 2.53%
4,800	Freeport-McMoRan Copper & Gold, Inc.	253,920
17,000	Yamana Gold, Inc. (a)	197,710
		451,630
	Steel: 0.97%
4,200	Nucor Corp.	173,124
	Total Non-Energy Minerals (Cost $543,729)	861,329

	PROCESS INDUSTRIES: 4.18%
	Agricultural Commodities/Milling: 1.02%
6,000	Archer-Daniels-Midland Co.	180,900

	Chemicals: Major Diversified: 1.21%
4,000	E.I. Du Pont de Nemours and Co.	216,200

	Chemicals: Specialty: 1.95%
22,000	Aceto Corp.	147,620
6,400	Methanex Corp. (a)	200,832
		348,452
	Total Process Industries (Cost $550,858)	745,552

	PRODUCER MANUFACTURING: 4.12%
	Industrial Conglomerates: 1.01%
1,900	3m Co.	180,215

	Industrial Machinery: 1.56%
5,400	Eaton Corp.	277,830

	Trucks/Construction/Farm Machinery: 1.55%
2,600	Caterpillar, Inc.	276,796
	Total Producer Manufacturing (Cost $425,062)	734,841

	RETAIL TRADE: 6.35%
	Apparel/Footwear Retail: 1.82%
9,000	American Eagle Outfitters, Inc.	114,750
12,500	Stage Stores, Inc.	210,000
		324,750
	Discount Stores: 0.90%
3,000	Wal-Mart Stores, Inc.	159,420

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares		Value
	Drugstore Chains: 1.02%
4,300	Walgreen Co.	$182,578

	Electronics/Appliances Stores: 0.53%
3,000	Best Buy Co., Inc.	94,230

	Home Improvement Chains: 1.02%
5,000	Home Depot, Inc.	181,100

	Specialty Stores: 1.06%
12,000	Staples, Inc.	189,600
	Total Retail Trade (Cost $1,171,718)	1,131,678

	TECHNOLOGY SERVICES: 5.64%
	Information Technology Services: 1.25%
1,300	International Business Machines Corp.	223,015

	Internet Software/Services: 2.22%
33,500	United Online, Inc.	202,005
2,200	United Technologies Corp.	194,722
		396,727
	Packaged Software: 2.17%
23,000	American Software, Inc. – Class A	191,130
7,500	Microsoft Corp.	195,000
		386,130
	Total Technology Services (Cost $852,716)	1,005,872

	TRANSPORTATION: 4.85%
	Marine Shipping: 3.34%
40,000	Navios Maritime Holdings Inc. (a)	206,000
5,642	Ship Finance International Ltd. (a)	101,669
2,000	Tidewater, Inc.	107,620
18,000	Tsakos Energy Navigation Ltd. (a)	180,000
		595,289
	Railroads: 1.05%
2,500	Norfolk Southern Corp.	187,325

	Trucking: 0.46%
3,500	Arkansas Best Corp.	83,055
	Total Transportation (Cost $826,359)	865,669

	UTILITIES: 2.52%
	Electric Utilities: 2.52%
4,000	DTE Energy Co.	200,080
3,100	Edison International	120,125
3,000	Exelon Corp.	128,520
	Total Utilities (Cost $408,324)	448,725
	Total Common Stocks (Cost $14,218,083)	17,085,333

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 4.20%	Value
	Money Market Funds: 4.20%
748,628	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.00% (b) (Cost $748,628)	$748,628

	Total Investments (Cost $14,966,711): 100.02%	17,833,961
	Liabilities in Excess of Other Assets: (0.02)%	(3,294)
	Net Assets: 100.00%	$17,830,667

ADR – American Depositary Receipt
(a)U.S. traded security of a foreign issuer.
(b)Rate shown is the 7-day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $83,982,693 and $14,966,711, respectively)1	$110,558,925	$17,833,961
Affiliates (cost $253,926 and $0, respectively)	476,420	—
Total investments in securities, at value
(cost $84,236,619 and $14,966,711, respectively)	111,035,345	17,833,961
Cash	4,500	1,915
Receivables:
Securities sold	340,918	—
Dividends and interest	96,591	23,050
Fund shares sold	14,300	400
Securities lending	11,704	—
Prepaid expenses	23,262	13,746
Total assets	111,526,620	17,873,072
LIABILITIES
Payables:
Collateral on securities loaned	4,152,185	—
Fund shares redeemed	76,614	—
Due to advisor	71,091	8,302
Transfer agent fees and expenses	30,124	7,413
Administration fees	21,332	3,430
Distribution fees	20,966	3,503
Shareholder reporting expenses	14,056	2,170
Audit fees	8,938	9,037
Fund accounting fees	8,381	5,885
Custody fees	1,959	359
Chief Compliance Officer fee	1,009	813
Accrued expenses	1,507	1,493
Total liabilities	4,408,162	42,405
NET ASSETS	$107,118,458	$17,830,667
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$103,871,463	$17,462,025
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,590,014	1,452,057
Net asset value, offering and redemption price per share	$28.93	$12.03
Advisor Class
Net assets applicable to shares outstanding	$3,246,995	$368,642
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	111,957	30,729
Net asset value, offering and redemption price per share	$29.00	$12.00
COMPONENTS OF NET ASSETS
Paid-in capital	$63,320,291	$15,422,927
Undistributed net investment income	251,862	56,132
Accumulated net realized gain/(loss) on investments	16,747,579	(515,642)
Net unrealized appreciation on investments	26,798,726	2,867,250
Net assets	$107,118,458	$17,830,667
1 Includes loaned securities with a market value of	$4,070,770	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2011 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes and issuance fees of $8,120 and $5,560, respectively)	$932,918	$229,303
Interest	1,894	317
Securities lending	71,408	—
Total income	1,006,220	229,620
Expenses
Advisory fees (Note 4)	554,209	91,096
Distribution fees – Investor Class (Note 6)	134,172	22,301
Transfer agent fees and expenses (Note 4)	70,473	25,236
Administration fees (Note 4)	61,326	13,417
Fund accounting fees (Note 4)	25,840	17,731
Registration expense	14,565	13,712
Reports to shareholders	11,407	2,416
Audit fees	8,938	9,037
Miscellaneous	4,887	1,558
Legal fees	4,748	3,403
Custody fees (Note 4)	4,645	1,787
Trustee fees	4,397	2,987
Chief Compliance Officer fee (Note 4)	3,509	2,480
Insurance	3,254	1,463
Total expenses	906,370	208,624
Less: Advisory fees waived by advisor (Note 4)	(84,979)	(28,727)
Net expenses	821,391	179,897
Net investment income	184,829	49,723
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	14,238,546	1,002,999
Net change in unrealized depreciation on investments	(8,578,805)	(285,150)
Net realized and unrealized gain on investments	5,659,741	717,849
Net increase in net assets resulting from operations	$5,844,570	$767,572

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$184,829	$343,933
Net realized gain on investments	14,238,546	11,301,450
Net change in unrealized appreciation/(depreciation) on investments	(8,578,805)	6,773,097
Net increase in net assets resulting from operations	5,844,570	18,418,480

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(328,448)
Advisor Class	—	(22,744)
Total distributions to shareholders	—	(351,192)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(9,674,574)	(29,058,740)
Total decrease in net assets	(3,830,004)	(10,991,452)

NET ASSETS
Beginning of period	110,948,462	121,939,914
End of period	$107,118,458	$110,948,462
Accumulated net investment income	$251,862	$67,033

(a)   A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	97,861	$2,825,115	191,863	$4,700,832
Shares issued on reinvestment of distributions	—	—	11,445	312,670
Shares redeemed*	(399,418)	(11,562,574)	(1,317,281)	(31,621,262)
Net decrease	(301,557)	$(8,737,459)	(1,113,973)	$(26,607,760)
* Net of redemption fees of		$1,457		$1,506

Advisor Class
	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,196	$34,923	14,128	$335,988
Shares issued on reinvestment of distributions	—	—	829	22,666
Shares redeemed*	(34,125)	(972,038)	(111,368)	(2,809,634)
Net decrease	(32,929)	$(937,115)	(96,411)	$(2,450,980)
* Net of redemption fees of		$—		$139

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$49,723	$111,243
Net realized gain on investments	1,002,999	664,008
Net change in unrealized appreciation(depreciation) on investments	(285,150)	1,507,854
Net increase in net assets resulting from operations	767,572	2,283,105

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(108,911)
Advisor Class	—	(3,088)
Total distributions to shareholders	—	(111,999)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(1,136,905)	(207,351)
Total increase/(decrease) in net assets	(369,333)	1,963,755

NET ASSETS
Beginning of period	18,200,000	16,236,245
End of period	$17,830,667	$18,200,000
Accumulated net investment income	$56,132	$6,409

(a)   A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	27,115	$322,398	382,369	$3,975,998
Shares issued on reinvestment of distributions	—	—	9,030	103,940
Shares redeemed*	(120,479)	(1,444,024)	(389,660)	(4,034,143)
Net increase/(decrease)	(93,364)	$(1,121,626)	1,739	$45,795
* Net of redemption fees of		$1,197		$1,932

Advisor Class
	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9	$100	9	$100
Shares issued on reinvestment of distributions	—	—	269	3,088
Shares redeemed	(1,322)	(15,379)	(24,045)	(256,334)
Net decrease	(1,313)	$(15,279)	(23,767)	$(253,146)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$27.49		$23.24	$17.33	$30.98	$32.84	$30.46

Income from investment operations:
Net investment income/(loss)^	0.05		0.07	0.14	0.14	0.04	(0.09)
Net realized and unrealized gain/(loss) on investments	1.39		4.26	5.93	(13.65)	1.34	3.16
Total from investment operations	1.44		4.33	6.07	(13.51)	1.38	3.07

Less distributions:
From net investment income	—		(0.08)	(0.16)	(0.14)	(0.05)	—
From net realized gain on investments	—		—	—	—	(3.19)	(0.70)
	—		(0.08)	(0.16)	(0.14)	(3.24)	(0.70)

Redemption fees retained^	0.00#		0.00#	0.00#	0.00#	0.00#	0.01

Net asset value, end of period	$28.93		$27.49	$23.24	$17.33	$30.98	$32.84

Total return	5.24	%+	18.65%	35.02%	-43.60%	4.05%	10.09%

Ratios/supplemental data:
Net assets, end of period (thousands)	$103,871		$106,961	$116,326	$102,834	$240,064	$278,559
Ratio of expenses to average net assets:
Before fee waivers	1.64	%**	1.66%	1.67%	1.65%	1.58%	1.62%
After fee waivers	1.49	%**	1.49%	1.49%	1.49%	1.49%	1.62%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.17	%**	0.13%	0.54%	0.39%	0.02%	(0.29%)
After fee waivers	0.32	%**	0.30%	0.72%	0.55%	0.11%	(0.29%)
Portfolio turnover rate	17.49	%+	18.75%	8.43%	6.19%	1.70%	17.75%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
							April 30, 2006*
	Six Months Ended		Year Ended December 31,				Through
	June 30, 2011						December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$27.52		$23.27	$17.35	$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)^	0.08		0.13	0.19	0.21	0.13	(0.06)
Net realized and unrealized gain/(loss) on investments	1.40		4.27	5.94	(13.70)	1.34	0.24
Total from investment operations	1.48		4.40	6.13	(13.49)	1.47	0.18

Less distributions:
From net investment income	—		(0.15)	(0.21)	(0.22)	(0.14)	—
From net realized gain on investments	—		—	—	—	(3.19)	(0.70)
	—		(0.15)	(0.21)	(0.22)	(3.33)	(0.70)

Redemption fees retained	—		0.00 ^#	—	0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$29.00		$27.52	$23.27	$17.35	$31.05	$32.90

Total return	5.38	%+	18.92%	35.36%	-43.41%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,247		$3,987	$5,614	$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before fee waivers	1.39	%**	1.41%	1.42%	1.40%	1.33%	1.45	%**
After fee waivers	1.24	%**	1.24%	1.24%	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.42	%**	0.38%	0.79%	0.65%	0.28%	(0.28	%)**
After fee waivers	0.57	%**	0.55%	0.97%	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	17.49	%+	18.75%	8.43%	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.54		$10.15	$8.25	$13.02	$13.33	$11.89

Income from investment operations:
Net investment income^	0.03		0.07	0.11	0.11	0.06	0.07
Net realized and unrealized gain/(loss) on investments	0.46		1.39	1.90	(4.76)	0.23	1.72
Total from investment operations	0.49		1.46	2.01	(4.65)	0.29	1.79

Less distributions:
From net investment income	—		(0.07)	(0.11)	(0.12)	(0.06)	(0.07)
From net realized gain on investments	—		—	—	(0.00)#	(0.54)	(0.28)
	—		(0.07)	(0.11)	(0.12)	(0.60)	(0.35)

Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$12.03		$11.54	$10.15	$8.25	$13.02	$13.33

Total return	4.25	%+	14.39%	24.41%	-35.66%	2.13%	15.05%

Ratios/supplemental data:
Net assets, end of period (thousands)	$17,462		$17,832	$15,672	$14,374	$27,746	$30,171
Ratio of expenses to average net assets:
Before fee waivers	2.29	%**	2.35%	2.50%	2.32%	2.12%	2.07%
After fee waivers	1.98	%**	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before fee waivers	0.23	%**	0.29%	0.69%	0.65%	0.27%	0.43%
After fee waivers	0.54	%**	0.66%	1.21%	0.99%	0.41%	0.52%
Portfolio turnover rate	17.36	%+	35.78%	2.17%	3.61%	4.49%	7.77%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
							April 30, 2006*
	Six Months Ended		Year Ended December 31,				Through
	June 30, 2011						December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.50		$10.12	$8.22	$12.99	$13.32	$13.18

Income from investment operations:
Net investment income^	0.05		0.09	0.12	0.14	0.08	0.10
Net realized and unrealized gain/(loss) on investments	0.45		1.39	1.92	(4.76)	0.22	0.42
Total from investment operations	0.50		1.48	2.04	(4.62)	0.30	0.52

Less distributions:
From net investment income	—		(0.10)	(0.14)	(0.15)	(0.10)	(0.10)
From net realized gain on investments	—		—	—	(0.00)#	(0.54)	(0.28)
	—		(0.10)	(0.14)	(0.15)	(0.64)	(0.38)

Redemption fees retained	—		—	0.00 ^#	—	0.01 ^	0.00	^#

Net asset value, end of period	$12.00		$11.50	$10.12	$8.22	$12.99	$13.32

Total return	4.35	%+	14.60%	24.79%	-35.48%	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$369		$368	$565	$156	$177	$671
Ratio of expenses to average net assets:
Before fee waivers	2.05	%**	2.10%	2.25%	2.07%	1.87%	1.86	%**
After fee waivers	1.73	%**	1.73%	1.73%	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before fee waivers	0.48	%**	0.48%	0.86%	0.95%	0.44%	1.00	%**
After fee waivers	0.80	%**	0.85%	1.38%	1.28%	0.58%	1.13	%**
Portfolio turnover rate	17.36	%+	35.78%	2.17%	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    Security Valuation:  All investments in securities are recorded at their estimated fair value, as described in note 3.

B.    Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.    Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.   Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.    Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.    REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.   Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.   Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –    Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2011:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$2,139,750	$—	$—	$2,139,750
Consumer Durables	7,397,440	—	—	7,397,440
Consumer Non-Durables	3,612,270	—	—	3,612,270
Consumer Services	3,448,680	—	—	3,448,680
Distribution Services	3,797,900	—	—	3,797,900
Electronic Technology	17,841,718	—	—	17,841,718
Energy Minerals	9,626,405	—	—	9,626,405
Finance	11,417,998	—	—	11,417,998
Health Services	2,435,840	—	—	2,435,840
Health Technology	7,756,575	—	—	7,756,575
Industrial Services	5,465,770	—	—	5,465,770
Non-Energy Minerals	4,090,620	—	—	4,090,620
Process Industries	2,769,250	—	—	2,769,250
Producer Manufacturing	1,440,600	—	—	1,440,600
Retail Trade	5,822,870	—	—	5,822,870
Technology Services	6,808,230	—	—	6,808,230
Transportation	4,131,200	—	—	4,131,200
Utilities	1,736,650	—	—	1,736,650
Total Common Stocks	101,739,766	—	—	101,739,766
Short-Term Investments	9,295,579	—	—	9,295,579
Total Investments	$111,035,345	$—	$—	$111,035,345

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$442,881	$—	$—	$442,881
Consumer Durables	1,026,165	—	—	1,026,165
Consumer Non-Durables	744,979	—	—	744,979
Consumer Services	770,600	—	—	770,600
Distribution Services	590,590	—	—	590,590
Electronic Technology	1,871,404	—	—	1,871,404
Energy Minerals	1,786,260	—	—	1,786,260
Finance	2,203,673	—	—	2,203,673
Health Services	176,360	—	—	176,360
Health Technology	1,177,402	—	—	1,177,402
Industrial Services	501,353	—	—	501,353
Non-Energy Minerals	861,329	—	—	861,329
Process Industries	745,552	—	—	745,552
Producer Manufacturing	734,841	—	—	734,841
Retail Trade	1,131,678	—	—	1,131,678
Technology Services	1,005,872	—	—	1,005,872
Transportation	865,669	—	—	865,669
Utilities	448,725	—	—	448,725
Total Common Stocks	17,085,333	—	—	17,085,333
Short-Term Investments	748,628	—	—	748,628
Total Investments	$17,833,961	$—	$—	$17,833,961

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended June 30, 2011.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2011, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $554,209 and $91,096, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2011, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2011, the Advisor reduced its fees and absorbed Fund expenses in the amount of $84,979 and $28,727 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2011	$291,000	2011	$73,930
2012	203,579	2012	75,653
2013	183,473	2013	62,503
2014	84,979	2014	28,727
	$763,031		$240,813

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended June 30, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$61,326	$13,417
Fund accounting	25,840	17,731
Transfer agency (a)	28,228	18,674
Custody	4,645	1,787

(a)  Does not include out-of-pocket expenses and sub-transfer agency fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the six months ended June 30, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,509 and $2,480, respectively, of the Chief Compliance Officer fee.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2011 amounted to $476,420 representing 0.45% of net assets. Transactions during the six months ended June 30, 2011 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2011, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $134,172 and $22,301, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $18,955,188 and $30,670,297, respectively.

For the six months ended June 30, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $3,091,269 and $4,542,481, respectively.

NOTE 8 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $21,700,000 and $3,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended June 30, 2011, the Funds did not draw upon their lines of credit.

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2011 (Unaudited), Continued

As of June 30, 2011, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$4,070,770	$4,152,185

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts and wash sale losses deferred.

The tax character of distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2011	2010	2011	2010
Ordinary income	$—	$351,192	$—	$111,999

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2010, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$79,682,028	$15,098,061
Gross unrealized appreciation	39,107,031	4,066,386
Gross unrealized depreciation	(3,736,651)	(913,986)
Net unrealized appreciation	35,370,380	3,152,400
Undistributed ordinary income	67,033	6,409
Undistributed long-term capital gain	2,516,184	—
Total distributable earnings	2,583,217	6,409
Other accumulated gains/(losses)	—	(1,518,641)
Total accumulated earnings/(losses)	$37,953,597	$1,640,168

(a)The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Al Frank Dividend Value Fund had tax capital losses in the amount of $1,518,641 which may be carried to offset future gains.  These losses expire in 2017.

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

(This Page Intentionally Left Blank.)

Advisor
Al Frank Asset Management, Inc.
85 Argonaut, Suite 220
Aliso Viejo, CA  92656
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and
month end
•	Applications, including new account forms, IRA and
IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and
Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 8/11

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   9/7/11

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   9/7/11

* Print the name and title of each signing officer under his or her signature.